Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Note 24 - Commitments and contingencies
The Company has the following delivery installment commitments:

	As at December 31, 2020		As at December 31, 2019
(in $ millions)	Delivery instalment	Back-end fee	Delivery instalment	Back-end fee
Delivery installments for jack-up drilling rigs	621.0	9.0	793.8	18.0
The back-end fee is only payable and will be included as part of the cost price if we choose to accept delivery financing from Keppel as described above in note 22. In addition, under the PPL Financing, PPL is entitled to certain fees payable in connection with the increase in the market value of the relevant PPL Rig from October 31, 2017 until the repayment date, less the relevant rig owner’s equity cost of ownership of each rig and any interest paid on the delivery financing (see note 22).
The following table sets for maturity of our delivery installment commitments as of December 31, 2020

(In $ millions)	Less than 1 year	1–3 years	3–5 years	More than 5 years	Total
Delivery instalments for jack-up rigs	—	621.0	—	—	621.0
Back-end fee is excluded from the maturity table above as it is only payable if we chose to accept the available delivery financing from Keppel
Other commercial commitments
We have other commercial commitments which contractually obligate us to settle with cash under certain circumstances. Surety bonds and parent company guarantees entered into between certain customers and governmental bodies guarantee our performance regarding certain drilling contracts, customs import duties and other obligations in various jurisdictions.

The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2020	2019
Surety bonds, bank guarantees and performance bonds	43.3	70.1
Performance guarantee to Opex (note 3)	5.9	5.9
Total	49.2	76.0

As of December 31, 2020, these obligations stated in $ equivalent and their expiry dates are as follows:

(In $ millions)	2021	2022	Total
Surety bonds, bank guarantees and performance bonds	21.8	21.5	43.3
Performance guarantee to OPEX (note 3)	5.9	—	5.9
Total	27.7	21.5	49.2
Assets pledged as collateral

	As of December 31,
(In $ millions)	2020	2019
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,822.3	2,586.5